Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Commitments and contingencies [Text Block]
24.	Commitments and contingencies

(a) An Ejido is a communal ownership of land recognized by the federal laws in Mexico. While mineral rights are administered by the federal government through federally issued mining concessions, access to surface rights is also required for mining operations. An Ejido controls surface rights over its communal property through an assembly where each of the Ejido members has a voting right. An Ejido may sell or lease lands directly to a private entity and it may also allow individual members of the Ejido to obtain title to specific parcels of land and thus the right to sell or lease the land.

The San Dimas mine uses Ejidos’ lands pursuant to written agreements with Ejidos. Some of these agreements may be subject to renegotiation and changes to the existing agreements may increase operating costs or have an impact on operations. In cases where access to land is required for operations and an agreement cannot be reached with the land owner, Primero may seek access under Mexican law which provides for priority rights for mining activities.

Certain of the properties included in the San Dimas mine and for which Primero holds legal title have been subject to legal proceedings commenced by Ejidos seeking title to the property. These proceedings were initiated against previous owners of the properties, either deceased individuals who, according to certain public deeds, owned the properties more than 80 years ago, corporate entities that are no longer in existence, or Goldcorp companies. As such, Primero initially has no standing to participate in them and may not receive timely notice of such actions brought or decisions rendered.

Since acquiring the San Dimas mine, Primero has been aware of four such Ejidos actions, three of which have been finally resolved in favour of Primero’s interests. Primero continues to challenge the fourth outstanding Ejidos’ legal claim to defend its position as the legitimate owner of the subject property. If Primero is not successful in its challenge, the San Dimas mine could face higher costs associated with agreed or mandated payments that would be payable to the Ejidos for use of the properties. Further, there can be no assurance that Ejidos will not engage in legal proceedings to claim interests in properties owned by Primero in future.

(b) The Company has agreed to indemnify its directors and officers, and the directors and officers of its subsidiaries, to the extent permitted under corporate law, against costs and damages incurred as a result of lawsuits or any other judicial, administrative or investigative proceeding in which said directors or officers are sued as a result of their services. The directors and officers are covered by directors’ and officers’ liability insurance.

In July 2016, the Company and certain officers were served with a class action lawsuit that was filed earlier in the year in federal court in the State of California seeking to recover damages for investors in the Company’s common shares under the U.S. federal securities laws. The Company filed a motion to dismiss this action which was granted on January 30, 2017. The plaintiff’s claims were dismissed without prejudice and the plaintiffs filed an amended complaint on February 27, 2017. On July 14, 2017 the Company’s motion to dismiss the amended complaint was granted and the plaintiffs’ claims were dismissed without prejudice. Rather than amend the complaint again, the plaintiffs asked the federal court to enter final judgment and initiated an appeal of the dismissal to the Ninth Circuit Court of Appeals on September 8, 2017. The parties have filed their briefs in this appeal and a ruling on the appeal is expected sometime in 2018. The Company intends to vigorously defend this class action lawsuit.

(c) As at December 31, 2017, the Company had entered into commitments to purchase plant and equipment totaling $0.1 million (December 31, 2016 - $0.5 million).

(d) Due to the size, complexity and nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated.

(e) Under the Silver Purchase Agreement, a subsidiary of Primero has a commitment to deliver 215 million ounces of silver to WPMI by October 15, 2031 (the “Minimum Silver Amount”). In the event the Minimum Silver Amount is not reached, a payment of $0.50 per ounce for the shortfall ounces is required (the “Minimum Silver Payment”). Goldcorp has indemnified Primero, and will ultimately be responsible for, any amount paid in respect of the Minimum Silver Payment.